Quarterly Report
June 30, 2022
MFS®  Massachusetts
Municipal Bond Fund
MMA-Q1

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 93.4%
Airport Revenue – 5.8%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	$2,000,000	$2,142,216
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	2,940,727
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,141,620
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,556,330
Massachusetts Port Authority Rev., “B”, 5%, 7/01/2043	3,625,000	3,754,461
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,162,877
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2029	620,000	682,978
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2030	500,000	553,867
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2031	1,000,000	1,113,576
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2032	1,590,000	1,762,273
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	3,055,000	3,234,814
		$24,045,739
General Obligations - General Purpose – 15.5%
Barnstable, MA, General Obligation, 5%, 3/15/2026	$500,000	$550,215
Barnstable, MA, General Obligation, 5%, 3/15/2027	665,000	746,218
Barnstable, MA, General Obligation, 5%, 3/15/2029	685,000	788,954
Beverly, MA, General Obligation, 5%, 3/15/2027	1,200,000	1,342,582
Beverly, MA, General Obligation, 5%, 3/15/2028	1,330,000	1,510,113
Beverly, MA, General Obligation, 5%, 3/15/2029	455,000	522,539
Boston, MA, General Obligation Refunding, “D”, 5%, 3/01/2025	1,500,000	1,614,395
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	705,000	655,003
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	535,000	555,454
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	170,000	179,779
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,037,687
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,568,119
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2044	2,000,000	1,997,475
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,589,981
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 11/01/2032	2,250,000	2,606,430
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 11/01/2033	1,740,000	2,003,403
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,238,098
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,081,467
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 11/01/2025	4,000,000	4,368,160
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	47,977	43,909
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	184,909	103,861
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	79,834	81,281
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	160,025	166,151
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	158,576	168,688
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	156,003	167,509
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	343,525	375,151
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	143,685	131,649
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	129,154	115,666
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	110,848	98,071
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	150,711	130,365
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	516,737	433,538
Georgetown, MA, General Obligation, Refunding, Unlimited Tax, 4%, 5/01/2032	825,000	864,465
Lawrence, MA, General Obligation, 4%, 6/01/2034	1,125,000	1,159,386
Lawrence, MA, General Obligation, 4%, 6/01/2044	1,665,000	1,648,487
Longmeadow, MA, General Obligation, 5%, 5/15/2025	810,000	874,593
Massachusetts Turnpike Authority, Metropolitan Highway System Rev., Capital Appreciation, “A”, NPFG, 0%, 1/01/2029	1,560,000	1,271,739
New Bedford, MA, General Obligation, “B”, 3%, 4/13/2023	5,000,000	5,043,533
Quincy, MA, General Obligation Purpose Loan, “A”, 4%, 6/01/2039	500,000	499,475
Quincy, MA, General Obligation Purpose Loan, “A”, 4%, 6/01/2040	500,000	499,413
Quincy, MA, General Obligation Purpose Loan, “A”, 4%, 6/01/2041	300,000	299,784
Quincy, MA, General Obligation Purpose Loan, “A”, 4%, 6/01/2042	400,000	399,545
Quincy, MA, General Obligation Purpose Loan, “A”, 5%, 6/01/2047	1,000,000	1,158,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Quincy, MA, General Obligation Purpose Loan, “A”, 5%, 6/01/2050	$2,000,000	$2,223,549
Quincy, MA, General Obligation, “B”, 5%, 7/01/2038 (w)	675,000	768,808
Quincy, MA, General Obligation, “B”, 5%, 7/01/2039 (w)	740,000	840,970
Quincy, MA, General Obligation, “B”, 5%, 7/01/2040 (w)	785,000	889,929
Quincy, MA, General Obligation, “B”, 5%, 7/01/2041 (w)	620,000	700,284
Quincy, MA, General Obligation, “B”, 5%, 7/01/2042 (w)	600,000	675,919
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2037	1,410,000	1,421,699
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	1,150,000	1,152,872
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	300,326
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	277,557
West Springfield, MA, General Obligation, 3%, 5/15/2032	1,490,000	1,431,769
West Springfield, MA, General Obligation, 3%, 5/15/2033	1,490,000	1,418,065
Westborough, MA, General Obligation, 3%, 3/29/2023	6,000,000	6,046,283
		$63,839,072
General Obligations - Schools – 0.6%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,270,000	$1,109,345
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038 (Prerefunded 2/15/2024)	3,375,000	1,531,975
		$2,641,320
Healthcare Revenue - Hospitals – 14.2%
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	$1,960,000	$1,870,920
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	1,500,000	1,622,080
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,051,390
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2029	600,000	661,544
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2030	1,675,000	1,850,472
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2031	400,000	442,372
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2036	635,000	676,434
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2037	850,000	903,162
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2038	700,000	741,410
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,042,277
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,060,798
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,058,984
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032 (Prerefunded 10/01/2024)	1,000,000	1,063,111
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	1,690,000	1,752,381
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2029	100,000	110,366
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2030	100,000	109,471
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2031	125,000	135,877
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2032	175,000	188,408
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2033	150,000	161,031
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	427,232
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	2,000,000	2,086,770
Massachusetts Development Finance Agency Rev. (Massachusetts General Brigham, Inc.), “A-2”, 5%, 7/01/2023	5,000,000	5,158,065
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,015,702
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046 (n)	1,000,000	984,140
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,810,000	1,905,071
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,568,376
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	3,500,000	3,456,285
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S-4”, 5%, 7/01/2034	700,000	750,276
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,356,291
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,026,221
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care), “I”, 5%, 7/01/2041	1,850,000	1,898,685
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care), “K”, 5%, 7/01/2038	2,000,000	2,065,610
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	1,866,289
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	2,080,986
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2034	450,000	485,362
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	2,500,000	2,369,657
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	1,610,000	1,677,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Financing Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2043	$2,855,000	$2,993,019
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,120,000	2,000,360
University of California Regents, Medical Center Pooled Rev., “P”, 5%, 5/15/2047	2,405,000	2,609,772
		$58,284,162
Healthcare Revenue - Long Term Care – 1.6%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,029,173
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	500,000	210,000
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	454,795
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	541,860
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)(w)	500,000	474,051
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	787,566
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/2033 (Prerefunded 10/13/2022)	250,000	255,347
Massachusetts Development Finance Agency Rev. (Loomis Communities), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	260,444
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,316,952
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	1,000,000	1,058,347
		$6,388,535
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$440,002
Miscellaneous Revenue - Other – 1.8%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$1,094,079
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,092,163
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,083,709
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,000,000	1,056,038
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,108,617
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	140,000	143,615
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	950,000	923,771
		$7,501,992
Multi-Family Housing Revenue – 3.2%
Boston, MA, Housing Authority Capital Program Rev., “B”, 5%, 4/01/2028	$1,000,000	$1,131,476
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	1,895,000	1,901,609
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	967,582
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	1,924,541
Massachusetts Housing Finance Agency, “C”, 5.35%, 12/01/2049	1,035,000	1,035,705
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	851,890
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,632,232
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,425,798
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,190,586
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,124,206	1,078,631
		$13,140,050
Port Revenue – 0.7%
Martha's Vineyard, MA, Woods Hole Steamship Authority, “A”, 4%, 3/01/2028	$2,660,000	$2,765,863
Sales & Excise Tax Revenue – 5.6%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$25,000	$26,353
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	20,000	21,083
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	25,000	26,396
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	110,000	101,222
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	145,000	127,933
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	140,000	150,007
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	310,000	336,841
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	275,000	302,085
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	60,000	66,456

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	$125,000	$136,304
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	175,000	191,721
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	80,000	77,213
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	55,000	52,824
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	85,000	83,125
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,682,727
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,156,669
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,377,336
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 4%, 7/01/2051	1,720,000	1,669,163
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,339,294
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “B”, 4%, 11/15/2046	3,000,000	2,956,069
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	73,000	70,318
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	239,000	229,635
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	215,000	211,341
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	445,000	417,886
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	256,000	240,402
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,666
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	101,000	96,472
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	8,000	7,438
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	117,000	96,841
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	22,000	16,579
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,059,000	717,156
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,011,000	608,007
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,313,000	2,504,643
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	585,000	531,111
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	360,000	341,870
		$22,975,186
Secondary Schools – 1.7%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$290,000	$286,253
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	992,073
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	946,660
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	525,170
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,073,911
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,014,687
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,043,344
		$6,882,098
Single Family Housing - Local – 0.3%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$1,380,000	$1,400,826
Single Family Housing - State – 2.5%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$760,000	$770,469
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	640,000	653,424
Massachusetts Housing Finance Agency, Single Family Housing Rev., “186”, 4%, 6/01/2039 (n)	705,000	714,192
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	344,442
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	457,663
Massachusetts Housing Finance Agency, Single Family Housing Rev., “215”, GNMA, 4%, 12/01/2050	2,650,000	2,688,378
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2026	120,000	131,660
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2026	100,000	110,714
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2027	110,000	122,565
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2027	100,000	112,155
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2028	100,000	112,488
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 12/01/2028	100,000	113,154
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2029	100,000	113,523
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	351,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	$1,000,000	$971,338
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,539,703
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	1,115,000	1,138,320
		$10,446,123
State & Local Agencies – 2.0%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,245,000	$1,220,592
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	81,098
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	64,662
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	32,256
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.809% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,267,674
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	350,000	396,600
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	665,000	707,417
Massachusetts College Building Authority Project Refunding Rev., “A”, 4%, 5/01/2037	250,000	256,400
Massachusetts College Building Authority Project Refunding Rev., “A”, 4%, 5/01/2038	250,000	254,662
Massachusetts College Building Authority Project Refunding Rev., “A”, 4%, 5/01/2039	1,000,000	1,008,184
Massachusetts College Building Authority Project Refunding Rev., “A”, 4%, 5/01/2040	500,000	498,146
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	275,000	282,635
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2032 (Prerefunded 5/01/2023)	760,000	781,099
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	45,000	49,361
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	65,060
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	54,896
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	35,000	34,692
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	35,000	33,305
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	345,000	368,252
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	765,000	806,305
		$8,263,296
Student Loan Revenue – 4.4%
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	$1,400,000	$1,524,917
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,431,470
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	3,000,000	2,642,405
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,000,000	1,773,581
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	3,372,545
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	375,000	371,461
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 5%, 7/01/2031	1,000,000	1,100,620
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,000,000	1,420,733
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	3,000,000	2,706,568
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	220,000	187,725
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,710,000	1,635,240
		$18,167,265
Tax - Other – 0.6%
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	$225,000	$237,074
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	120,000	126,298
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	370,000	385,171
Massachusetts Special Obligation Dedicated Tax Rev., NPFG, 5.5%, 1/01/2023	1,585,000	1,613,180
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	203,616
		$2,565,339
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$24,448
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	32,000	32,549
		$56,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$250,000	$267,064
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	4,885,000	626,757
		$893,821
Toll Roads – 1.1%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,099,399
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,320,922
		$4,420,321
Transportation - Special Tax – 4.3%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$3,042,114
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,219,575
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	465,000	465,920
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	245,000	246,486
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	281,824
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	520,000	532,179
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,055,000	1,065,549
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	45,000	45,097
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B-1”, 5%, 7/01/2033	3,000,000	3,392,746
Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “B”, 5%, 6/01/2052	3,000,000	3,344,778
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	890,000	894,783
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	210,000	218,985
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	420,000	454,870
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	225,000	237,149
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	220,000	228,098
		$17,670,153
Universities - Colleges – 20.2%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	$1,780,000	$1,305,152
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	605,000	660,905
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	2,909,842
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,014,869
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	880,185
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	651,685
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	353,806
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,830,858
Massachusetts Development Finance Agency Refunding Rev. (Wellesley College), “M”, 4%, 7/01/2036	1,985,000	2,048,864
Massachusetts Development Finance Agency Rev. (Babson College), 4%, 10/01/2040	875,000	849,658
Massachusetts Development Finance Agency Rev. (Babson College), 4%, 10/01/2044	700,000	663,488
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,553,169
Massachusetts Development Finance Agency Rev. (Bentley University), “A”, 4%, 7/01/2038	1,000,000	965,503
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	908,487
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2039	2,660,000	2,901,150
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	742,034
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	254,671
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,062,138
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,046,445
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,228,252
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	209,441
Massachusetts Development Finance Agency Rev. (Lesley University), “A”, 5%, 7/01/2044	2,250,000	2,347,146
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	1,019,946
Massachusetts Development Finance Agency Rev. (Merrimack University), “B”, 4%, 7/01/2042	475,000	435,200
Massachusetts Development Finance Agency Rev. (Merrimack University), “B”, 4%, 7/01/2050	1,825,000	1,600,166
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2031	2,330,000	2,635,326
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2033	900,000	1,005,884

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2034	$500,000	$556,437
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,555,000	1,724,758
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,099,796
Massachusetts Development Finance Agency Rev. (Simmons University), “M”, 5%, 10/01/2045	725,000	750,751
Massachusetts Development Finance Agency Rev. (Simmons Unversity), “H”, SYNCORA, 5.25%, 10/01/2026	2,250,000	2,337,890
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	3,000,000	2,569,118
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	883,452
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,201,459
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	2,035,337
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,142,397
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,748,257
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	917,737
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,006,233
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,450,858
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 4%, 9/01/2049	3,000,000	2,721,633
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,968,700
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,139,976
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,470,108
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), “I”, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,600,000	2,480,569
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	290,000	294,760
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,244
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	90,633
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	483,984
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2037	1,000,000	1,108,606
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2039 (Prerefunded 11/01/2022)	3,000,000	3,035,550
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,646,396
University of Massachusetts Building Authority Senior Refunding Rev., “2019-1”, 5%, 5/01/2039	3,000,000	3,286,418
University of Massachusetts Building Authority Senior Refunding Rev., “2021-1”, 5%, 11/01/2029	2,250,000	2,600,262
		$82,911,589
Utilities - Municipal Owned – 1.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$200,000	$207,584
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	243,138
Massachusetts Municipal Wholesale Electric Co., “A”, 4%, 7/01/2046	2,000,000	1,912,098
Massachusetts Municipal Wholesale Electric Co., “A”, 4%, 7/01/2051	2,000,000	1,902,137
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	35,000	29,663
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	315,000	266,962
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2023 (a)(d)	510,000	433,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	800,000	678,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	125,000	105,937
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	65,000	55,088
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	25,425
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	254,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	150,000	127,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	114,412
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	21,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	351,712
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	220,000	224,155
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	35,409
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	30,000	25,538
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	65,000	55,088
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	195,000	165,262
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	186,450
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	75,000	63,562
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	230,000	194,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	$190,000	$152,238
		$7,830,846
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$210,000	$210,982
Water & Sewer Utility Revenue – 5.0%
Boston, MA, Water and Sewer Commission General Refunding Rev., “A”, 4%, 11/01/2025 (Prerefunded 11/01/2022)	$2,950,000	$2,975,321
Boston, MA, Water and Sewer Commission General Refunding Rev., “A”, 3.5%, 11/01/2034 (Prerefunded 11/01/2022)	1,000,000	1,006,950
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	455,000	474,306
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,403,624
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2039	545,000	608,523
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,461,185
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,438,637
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,126
Massachusetts Water Resources Authority, General Refunding Rev. (Green Bonds), “C”, 4%, 8/01/2040	2,910,000	2,912,205
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2040	4,000,000	4,499,761
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	595,000	696,056
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	1,936,263
		$20,487,957
Total Municipal Bonds		$384,229,534
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$501,464
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,180,997	310,061
Total Bonds		$811,525
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$717,436	$356,924
Investment Companies (h) – 5.9%
Money Market Funds – 5.9%
MFS Institutional Money Market Portfolio, 1.21% (v)	24,074,341	$24,071,934

Other Assets, Less Liabilities – 0.4%		1,837,300
Net Assets – 100.0%		$411,307,217
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,071,934 and $385,397,983, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,882,214, representing 1.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$384,586,458	$—	$384,586,458
U.S. Corporate Bonds	—	811,525	—	811,525
Mutual Funds	24,071,934	—	—	24,071,934
Total	$24,071,934	$385,397,983	$—	$409,469,917
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$22,571,623	$58,089,583	$56,585,850	$(1,145)	$(2,277)	$24,071,934
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$38,878	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2022, are as follows:
Massachusetts	82.2%
Puerto Rico	3.5%
California	1.6%
Illinois	1.1%
New Jersey	1.0%
New York	0.9%
Maryland	0.8%
Texas	0.7%
Connecticut	0.5%
Guam	0.5%
Pennsylvania	0.4%
Colorado	0.3%
New Hampshire	0.3%
Tennessee	0.3%
Wisconsin	0.3%
Ohio	0.2%
Virginia	0.2%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.